CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 18,996		$ (3,620)		$ 9,028
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share-based compensation	9,331		8,546		2,350
Depreciation and amortization of property and equipment	7,012		4,674		3,197
Amortization of intangible assets	3,432		1,965		2,015
Amortization of land use right	30
Provision of allowance for doubtful accounts	2,438		2,515		114
Loss on equity method investments	565		245		13
Gain on deconsolidation of Wuxi iCarnegie			(1,079)
Loss on disposal of property and equipment	313		168		77
Change in fair value of contingent consideration in connection with business combinations	4,969		(28)
Change in fair value of convertible notes derivatives	(2,832)		8,428
Imputed interest expense in connection with convertible notes	654		4,418
Gain on bargain purchase of a business					(66)
Accrued interest expense of consideration payable in connection with a business acquisition					64
Changes in operating assets and liabilities:
Accounts receivable	(46,447)		(29,631)		(39,646)
Prepaid expenses and other current assets	(7,685)		(3,191)		(2,293)
Payment for land use right	(3,273)
Amounts due from related parties	1,043		(1,797)		(20)
Deferred tax assets	(779)		(91)		(1,134)
Accounts payable	1,607		4,895		4,160
Deferred revenue	3,137		1,508		1,601
Accrued expenses and other current liabilities	7,419		2,969		6,039
Income tax payable	1,368		251		782
Amounts due to related parties	(899)		846		(7)
Deferred tax liabilities	(862)		(492)		(505)
Net cash (used in) provided by operating activities	(463)		1,499		(14,231)
Cash flows from investing activities:
Purchase of property and equipment	(44,312)		(11,662)		(5,046)
Purchase of intangible assets	(107)
Proceeds from disposal of property and equipment					83
Deferred and contingent consideration paid for business acquisitions	(5,022)	[1]	(3,793)	[1]	(700)	[1]
Proceeds from sales of long term investment	270
Payments for long term investments	(12,036)		(18)		(165)
Proceeds from deconsolidation of Wuxi iCarnegie (net of cash in Wuxi iCarnegie of $488)			176
Consideration paid for acquiring of noncontrolling interest			(30)
Restricted cash	1,374		(1,683)		(1,109)
Net cash used in investing activities	(59,833)		(17,010)		(6,937)
Cash flows from financing activities:
Proceeds from issuance of convertible notes, net of issuance cost of $198, $367 and nil, for the year ended December 31, 2009, 2010 and 2011, respectively			8,633		28,802
Proceeds from issuance of ordinary shares during IPO			127,686
Payment of offering cost in connection with the issuance of ordinary shares	(1,485)		(2,580)
Proceeds from exercise of options	4,031		29		120
Proceeds from sale of ordinary shares	211		445
Proceeds from short term borrowings	14,941		40,772		30,722
Payment of short term borrowings	(37,627)		(32,498)		(8,777)
Deferred and contingent consideration paid for business acquisitions	(2,184)	[1]	(891)	[1]	(8,783)	[1]
Capital contribution from noncontrolling interest shareholder	350		242		513
Payment for the investment by a subsidiary in parent company			(2,000)
Net cash provided by (used in) financing activities	(21,763)		139,838		42,597
Effect of exchange rate changes	2,175		1,615		(67)
Net increase (decrease) in cash	(79,884)		125,942		21,362
Cash at beginning of year	181,080		55,138		33,776
Cash at end of year	101,196		181,080		55,138
Supplemental disclosure of cash flow information:
Income taxes paid	235		359		33
Interest paid	889		1,337		591
Supplemental schedule of non-cash activities:
Conversion of preference shares to ordinary shares			54,745
Conversion of convertible notes to ordinary shares	27,237		20,928
Accrued offering cost			1,661
Settlement of contingent consideration of acquisition of MDCL by shares (Note 3)			131
Capital contribution in the form of software copyright from noncontrolling interest shareholder of Guodian (Note 9)			$ 586

[1]	Deferred and contingent considerations relating to business acquisitions which were paid within three months or less from the acquisition date were included in the investing activities; payments made after three months from the acquisition date were included in the financing activities.